CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 10,360	$ 26,340	$ (119,421)	$ (82,721)
Beginning Balance, Shares at Dec. 31, 2015	10,360,000
Shares issued for Proceeds, Amount
Net loss for the year ended			(61,354)	(61,354)
Ending Balance, Amount at Dec. 31, 2016	$ 10,360	26,340	(180,775)	(144,075)
Ending Balance, Shares at Dec. 31, 2016	10,360,000
Shares issued for Proceeds, Shares	64,640,000
Shares issued for Proceeds, Amount	$ 64,640			64,640
Net loss for the year ended			(24,162)	(24,162)
Ending Balance, Amount at Dec. 31, 2017	$ 75,000	$ 26,340	$ (204,937)	$ (103,597)
Ending Balance, Shares at Dec. 31, 2017	75,000,000